Federated Hermes SDG Engagement Equity Fund
A Portfolio of Federated Hermes Adviser Series
CLASS A SHARES (TICKER FHEQX)
INSTITUTIONAL SHARES (TICKER FHESX)
CLASS R6 SHARES (TICKER FHERX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED DECEMBER 31, 2024
Effective December 31, 2025, Mark Sherlock will serve as a portfolio manager of the Fund.
Under the section entitled “Fund Summary Information” in the sub-section entitled “Fund Management,” please add the following information for Mr. Sherlock:
“Mark Sherlock, Portfolio Manager, Head of the Sub-Adviser’s US Small and Mid Cap Team, has been the Fund’s portfolio manager since December of 2025.”
November 25, 2025

Federated Hermes SDG Engagement Equity Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457159 (11/25)
© 2025 Federated Hermes, Inc.

Federated Hermes SDG Engagement Equity Fund
A Portfolio of Federated Hermes Adviser Series
CLASS A SHARES (TICKER FHEQX)
INSTITUTIONAL SHARES (TICKER FHESX)
CLASS R6 SHARES (TICKER FHERX)

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED December 31, 2024
Effective December 31, 2025, Mark Sherlock will serve as a portfolio manager of the Fund.
1. In the Prospectus, under the section entitled “Fund Summary Information” in the sub-section entitled “Fund Management,” please add the following information for Mr. Sherlock:
“Mark Sherlock, Portfolio Manager, Head of the Sub-Adviser’s US Small and Mid Cap Team, has been the Fund’s portfolio manager since December of 2025.”
2. In the Prospectus, in the section entitled “Portfolio Management Information,” please add the following information for Mr. Sherlock:
“Mark Sherlock
Mark Sherlock, Portfolio Manager, Head of the Sub-Adviser’s US Small and Mid Cap Team, has been the Fund’s portfolio manager since December 2025. Mr. Sherlock has primary responsibility for the day-to-day management of the Fund and develops the investment strategy for the Fund. He has been with the Sub-Adviser since 2009; has worked in investment management since 1999; and has managed investment portfolios since 2005. Education: Degree in Politics, Durham University.”
3. In the SAI, information for Mr. Sherlock will be added under the heading entitled “Who Manages and Provides Services to the Fund?”.
November 25, 2025

Federated Hermes SDG Engagement Equity Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457163 (11/25)
© 2025 Federated Hermes, Inc.